NYSE

17010299

Received SEC

JUL 24 2017

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-08002

July 24, 2017

CERTIFYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Floating Rate Senior Notes due 2019, 1.400% Senior Notes due 2026, 1.950% Senior Notes due 2029, 2.875% Senior Notes due 2037 of Thermo Fisher Scientific Inc., under the Exchange Act of 1934.

Sincerely,

Silvio Conte